COMMON STOCK (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jun. 30, 2015	Mar. 24, 2014	Dec. 31, 2013
Common Stock [Line Items]
Common Stock, Shares Authorized		13,333,333	13,333,333		6,666,667
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001		$ 0.001
LPC Purchase Agreement [Member]
Common Stock [Line Items]
Stock Purchase Agreement Description	the per share purchase price will be the lesser of the lowest sale price of common stock on the purchase date or the average of the three lowest closing purchase prices during the ten consecutive business days prior to the purchase date
Equity Financing Agreement Term	30 months
Percentage of Weighted Average Price Determined Under Equity Financing Agreement	94.00%
Shares Obligated to Purchase Under Equity Financing Agreement		63,333
Shares Issuable upon Entering into Equity Financing Agreement		40,000
Shares Contingently Issuable Under Equity Financing Agreement		23,333
Shares Issued Under Equity Financing Agreement, Shares		26,667
Shares Issued Under Equity Financing Agreement, Value		$ 400
Value Of Shares Obligated to Purchase Under Equity Financing Agreement	$ 20,000
Shares Issuable Upon Entering Into Equity Financing Agreement Treated As Deferred Funding Fee		40,000
Value Of Shares Issuable Upon Entering Into Equity Financing Agreement Treated As Deferred Funding Fee		$ 516
Common Stock, Par or Stated Value Per Share				$ 6.00